Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 84	$ 335
2018	341	341
2019	347	347
2020	353	353
2021	59	59
Thereafter	0	0
Total	$ 1,184	$ 1,435